Trade receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade receivables
6.	Trade receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables	—	740
Provision on Impairment	—	—

	—	740

The
 following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
0 – 90 days	—	727
91 – 180 days	—	13

	—	740

The Group uses a provision matrix to calculate ECL for the accounts receivable that result from transactions within the scope of IFRS 15. The provision rates are based on debtor’s aging as groupings of various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration forward-looking information that is reasonable and supportable and available without undue costs and effort. During the reporting period, there is no such impairment recognized.